CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Millions, $ in Millions	Total	Ceridian	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Ceridian	Accumulated Other Comp (Loss) Earnings	Treasury Stock	Non-controlling Interests	Retained Earnings
Beginning balance at Dec. 31, 2017	$ 1,153.1		$ 0.0	$ 1,130.2		$ (71.0)	$ 0.0	$ 93.7	$ 0.2
Beginning balance (in shares) at Dec. 31, 2017			70.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive earnings—unrealized gain (loss) on investments and other financial instruments, net of tax	2.1					2.1
Other comprehensive earnings—unrealized gain (loss) on investments in unconsolidated affiliates, net of tax	(6.7)					(6.7)
Reclassification of unrealized losses on investments in unconsolidated affiliates, net of tax, included in net earnings	0.6					0.6
Stock-based compensation	0.4	$ 1.0		0.4	$ 1.0
Contribution of CSA services from FNF	0.3			0.3
Net loss	(5.3)							(4.2)	(1.1)
Ending balance at Mar. 31, 2018	1,146.8		$ 0.0	1,131.9		(75.6)	0.0	89.5	1.0
Ending balance (in shares) at Mar. 31, 2018			70.9
Beginning balance at Dec. 31, 2018	1,199.7		$ 0.0	1,146.2		(67.2)	(0.2)	75.1	45.8
Beginning balance (in shares) at Dec. 31, 2018			72.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive earnings—unrealized gain (loss) on investments and other financial instruments, net of tax	(0.2)					(0.2)
Other comprehensive earnings—unrealized gain (loss) on investments in unconsolidated affiliates, net of tax	5.9					5.9
Stock-based compensation	0.9	$ 1.5		0.9	$ 1.5
Contribution of CSA services from FNF	0.3			0.3
Subsidiary dividends paid to noncontrolling interests	(0.4)							(0.4)
Net loss	(19.9)							(3.1)	(16.8)
Ending balance at Mar. 31, 2019	1,203.9		$ 0.0	$ 1,148.9		(65.9)	$ (0.2)	$ 71.6	49.5
Ending balance (in shares) at Mar. 31, 2019			72.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for cumulative effect of adoption of accounting standard	$ 15.5					$ (5.0)			$ 20.5